Average Annual Total Returns - Class I and P Shares - Voya Multi-Manager Mid Cap Value Fund	Class I before taxes 1 Yr	Class I before taxes 5 Yrs	Class I before taxes 10 Yrs	Class I before taxes Since Inception	Class I before taxes Inception Date	Class I After tax on distributions 1 Yr	Class I After tax on distributions 5 Yrs	Class I After tax on distributions 10 Yrs	Class I After tax on distributions Since Inception	Class I After tax on distributions with sale 1 Yr	Class I After tax on distributions with sale 5 Yrs	Class I After tax on distributions with sale 10 Yrs	Class I After tax on distributions with sale Since Inception	Class I Russell Midcap® Value Index 1 Yr		Class I Russell Midcap® Value Index 5 Yrs		Class I Russell Midcap® Value Index 10 Yrs	Class I Russell Midcap® Value Index Since Inception		Class P 1 Yr	Class P 5 Yrs	Class P 10 Yrs	Class P Since Inception	Class P Inception Date	Class P Russell Midcap® Value Index 1 Yr		Class P Russell Midcap® Value Index 5 Yrs		Class P Russell Midcap® Value Index 10 Yrs	Class P Russell Midcap® Value Index Since Inception
Total	2.64%	8.03%		12.75%	Oct. 03, 2011	1.50%	5.96%		8.49%	2.23%	6.08%		8.70%	4.96%	[1]	9.73%	[1]	[1]	13.58%	[1]	3.23%	8.26%		12.88%	Feb. 28, 2019	4.96%	[1]	9.73%	[1]	[1]	13.58%	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.